Borrowings - Debt instrument (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Borrowings
Borrowings	$ 3,579,675	$ 3,510,847
IHS Holding limited, Senior Note Maturing 2026
Borrowings
Interest rate	5.63%
Borrowings	$ 499,438	498,920
IHS Holding limited, Senior Note Maturing 2028
Borrowings
Interest rate	6.25%
Borrowings	$ 498,936	498,635
IHS Netherlands Holdco B.V., Senior Note Maturing 2027
Borrowings
Interest rate	8.00%
Borrowings	$ 962,137	959,814
IHS Brasil Cesso de Infraestruturas S.A., maturing 2031
Borrowings
Borrowings	$ 221,155	252,341
IHS Brasil Cesso de Infraestruturas S.A., maturing 2031 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.10%
IHS Brasil Cesso de Infraestruturas S.A., maturing 2032
Borrowings
Borrowings	$ 52,777
IHS Brasil Cesso de Infraestruturas S.A., maturing 2032 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	2.80%
IHS Cote d Ivoire S.A., CIV XOF Tranche
Borrowings
Interest rate	6.50%
Borrowings	$ 16,574
IHS Cote d Ivoire S.A., CIV Euro Tranche
Borrowings
Borrowings	$ 87,678
IHS Cote d Ivoire S.A., CIV Euro Tranche | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.50%
IHS Cte d'Ivoire Ltd (CFA Franc), maturing 2024
Borrowings
Interest rate	5.00%
Borrowings		6,570
IHS Cte d'Ivoire Ltd (Euro), maturing 2024
Borrowings
Borrowings		4,841
IHS Cte d'Ivoire Ltd (Euro), maturing 2024 | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%
IHS Holding (2022) Term Loan Facility
Borrowings
Borrowings	$ 432,689	370,935
IHS Holding (2022) Term Loan Facility | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%
IHS Holding (2024) Term Facility
Borrowings
Borrowings	$ 235,446
IHS Holding (2024) Term Facility | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis	4.50%
IHS Kuwait Limited, maturing 2029
Borrowings
Borrowings	$ 57,687	61,354
IHS Kuwait Limited, maturing 2029 | CBK Discount Rate
Borrowings
Borrowings, adjustment to interest rate basis	2.00%
IHS (Nigeria) Limited, maturing 2026
Borrowings
Borrowings	$ 34,883
IHS (Nigeria) Limited, maturing 2026 | Maximum
Borrowings
Interest rate	24.00%
IHS (Nigeria) Limited, maturing 2026 | MPR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%
IHS Towers South Africa Proprietary Limited, maturing 2029
Borrowings
Borrowings	$ 185,439	185,404
IHS Towers South Africa Proprietary Limited, maturing 2029 | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%
IHS Zambia Limited, maturing 2027
Borrowings
Borrowings	$ 71,678	81,297
IHS Zambia Limited, maturing 2027 | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%
INT Towers Limited, maturing 2028
Borrowings
Borrowings	$ 106,814	186,302
INT Towers Limited, maturing 2028 | Maximum
Borrowings
Interest rate	24.00%
INT Towers Limited, maturing 2028 | MPR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%
I-Systems Solues de Infraestrutura S.A., maturing 2030
Borrowings
Borrowings	$ 73,044	84,305
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis	2.50%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2032
Borrowings
Borrowings	$ 28,162
I-Systems Solues de Infraestrutura S.A., maturing 2032 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	2.10%
San Gimignano Imoveis e Adminsitracao Limitada, maturing 2024
Borrowings
Borrowings	$ 2,237
San Gimignano Imoveis e Adminsitracao Limitada, maturing 2024 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.96%
IHS Towers South Africa Proprietary Limited bank overdraft
Borrowings
Interest rate	11.50%
Borrowings	$ 5,208	675
Global Independent Connect Limited, letter of credit maturing 2024
Borrowings
Borrowings	$ 155	1,095
Global Independent Connect Limited, letter of credit maturing 2024 | Maximum
Borrowings
Interest rate	15.28%
Global Independent Connect Limited, letter of credit maturing 2024 | Minimum
Borrowings
Interest rate	15.25%
IHS Nigeria Limited, letters of credit maturing 2024
Borrowings
Borrowings	$ 2,217	98,918
IHS Nigeria Limited, letters of credit maturing 2024 | Maximum
Borrowings
Interest rate	15.55%
IHS Nigeria Limited, letters of credit maturing 2024 | Minimum
Borrowings
Interest rate	12.00%
IHS Towers NG Limited, letters of credit maturing 2024
Borrowings
Interest rate	15.49%
Borrowings		23
INT Towers Limited, letters of credit maturing 2024
Borrowings
Borrowings	$ 5,321	$ 219,418
INT Towers Limited, letters of credit maturing 2024 | Maximum
Borrowings
Interest rate	15.75%
INT Towers Limited, letters of credit maturing 2024 | Minimum
Borrowings
Interest rate	12.00%
IHS (Nigeria) Limited letter of credit | Maximum
Borrowings
Interest rate	15.55%
IHS (Nigeria) Limited letter of credit | Minimum
Borrowings
Interest rate	12.00%
INT Towers Limited, letter of credit | Maximum
Borrowings
Interest rate	15.75%
INT Towers Limited, letter of credit | Minimum
Borrowings
Interest rate	12.00%